Document and Entity Information	Sep. 05, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	Carlyle Group L.P.
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001527166
Document Type	8-K
Document Period End Date	Sep. 05, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-35538
Entity Tax Identification Number	45-2832612
Entity Address, Address Line One	1001 Pennsylvania Avenue
Entity Address, Address Line Two	NW
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004-2505
City Area Code	(202)
Local Phone Number	729-5626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common units representing limited partner interests
Trading Symbol	CG
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Series A Preferred Units
Trading Symbol	TCGP
Security Exchange Name	NASDAQ